UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-270-2423
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          5/14/01
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:       $358,407
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    24396  1029900   SH         SOLE         1029900    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    16284  1638600   SH         SOLE         1638600    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
APPLERA CORP          COMMON    038020103     9618   346600   SH         SOLE          346600    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    40963  1747766   SH         SOLE         1747766    0        0
-----------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667104     4877   147800   SH         SOLE          147800    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105    26296  1975300   SH         SOLE         1975300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406    14281   282800   SH         SOLE          282800    0        0
-----------------------------------------------------------------------------------------------------------
GENSET SPON ADR       COMMON    37244T104    20312     5000   SH         SOLE            5000    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    21204   652420   SH         SOLE          652420    0        0
-----------------------------------------------------------------------------------------------------------
GUILFORD              COMMON    401829106    10192   550900   SH         SOLE          550900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
IDEC                  COMMON    449370105     5116   127900   SH         SOLE          127900    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    25739  1425000   SH         SOLE         1425000    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109     4184   592400   SH         SOLE          592400    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    15557  1013500   SH         SOLE         1013500    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
INSMED INC            COMMON    457669109     8539  1910863   SH         SOLE         1910863    0        0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED         COMMON    461268104    28238  1084000   SH         SOLE         1084000    0        0
 TECHNOLOGY INC
-----------------------------------------------------------------------------------------------------------
INVITROGEN CORP       COMMON    46185R100    10224   186400   SH         SOLE          186400    0        0
-----------------------------------------------------------------------------------------------------------
MAXICARE HEALTH PLANS COMMON    577904501      934   393438   SH         SOLE          393438    0        0
 INC
-----------------------------------------------------------------------------------------------------------
MOLECULAR DEVICES     COMMON    60851C107    10042   220700   SH         SOLE          220700    0        0
 CORP
-----------------------------------------------------------------------------------------------------------
ORCHID BIOSCIENCES    COMMON    68571P100     1339   281900   SH         SOLE          281900    0        0
 INC
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040103     4133   104300   SH         SOLE          104300    0        0
 INC
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106     8818   391900   SH         SOLE          391900    0        0
-----------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102     8635   426400   SH         SOLE          426400    0        0
-----------------------------------------------------------------------------------------------------------
SEQUENOM INC          COMMON    817337108     2146   252500   SH         SOLE          252500    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109     8743   449800   SH         SOLE          449800    0        0
-----------------------------------------------------------------------------------------------------------
TRANSGENOMIC INC      COMMON    89365K206     1367   206317   SH         SOLE          206317    0        0
-----------------------------------------------------------------------------------------------------------
TRIPATH IMAGING INC   COMMON    896942109     2752   440300   SH         SOLE          440300    0        0
------------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    37374   614700   SH         SOLE          614700    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
WATERS CORP           COMMON    941848103     6396   137700   SH         SOLE          137700    0        0
-----------------------------------------------------------------------------------------------------------

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